Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB GROWTH & INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	agifi_SupplementTextBlock

AB GROWTH AND INCOME FUND

Supplement dated November 3, 2016 to the Prospectus and Summary Prospectus, each dated February 29, 2016 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, and Class Z shares of AB Growth and Income Fund (the “Fund”).

The Board of Directors of the Fund has approved changes to the Fund’s name to “AB Relative Value Fund” and to the Fund’s principal investment strategies. The following amendments to the Fund’s name and principal investment strategies, which do not require stockholder approval, will be effective on January 9, 2017:

References in the Prospectuses to the Fund’s name are changed to “AB Relative Value Fund”.

The first sentence under the section “Principal Strategies” is replaced by the following:

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued.

The second sentence of the second paragraph under the section “Principal Strategies” is deleted in its entirety.

AB GROWTH & INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agifi_SupplementTextBlock

AB GROWTH AND INCOME FUND

Supplement dated November 3, 2016 to the Prospectus and Summary Prospectus, each dated February 29, 2016 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, and Class Z shares of AB Growth and Income Fund (the “Fund”).

The Board of Directors of the Fund has approved changes to the Fund’s name to “AB Relative Value Fund” and to the Fund’s principal investment strategies. The following amendments to the Fund’s name and principal investment strategies, which do not require stockholder approval, will be effective on January 9, 2017:

References in the Prospectuses to the Fund’s name are changed to “AB Relative Value Fund”.

The first sentence under the section “Principal Strategies” is replaced by the following:

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued.

The second sentence of the second paragraph under the section “Principal Strategies” is deleted in its entirety.